Cover	Dec. 19, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 19, 2025
Entity File Number	814-00841
Entity Registrant Name	FS Specialty Lending Fund
Entity Central Index Key	0002065812
Entity Tax Identification Number	27-6822130
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3025 JFK Boulevard, OFC 500
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	215
Local Phone Number	495-1150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false